Operating Leases (Tables)	6 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Schedule of Supplemental Cash Flow Information	Supplemental cash flow information related to operating leases were as follows:
	For the six-months ended December 31,
	2025	2024
Operating lease expenses	$376,211	$289,770

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to operating leases were as follows:

	As of
	December 31, 2025	June 30, 2025
Operating lease right-of-use assets, net	$2,321,463	$1,976,410

Operating lease liabilities, current	$814,707	$613,447
Operating lease liabilities, non-current	1,884,527	1,719,509
Total operating lease liabilities	$2,699,234	$2,332,956

Weighted average remaining lease term of operating leases (years)	3.11	4.07
Weighted average discount rate of operating leases	4.34%	4.65%

Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of December 31, 2025 is as follows:

Operating
Leases
By December 31, 2026	$916,240
By December 31, 2027	917,595
By December 31, 2028	938,612
By December 31, 2029	122,672
Total lease payment	2,895,119
Less: imputed interest	(195,885)
Present value of operating lease liabilities	2,699,234
Less: current obligation	(814,707)
Long-term obligation at December 31, 2025	$1,884,527